Income Taxes (Computation Of Income Tax Expense (Benefit)) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statutory income tax provision expense/(benefit)		$ (857)	$ (691)	$ (177)
State income tax expense/(benefit), net of federal tax effect		(32)	(37)	(1)
Meal expense		7	8	7
Bankruptcy administration expenses		26	0	0
Change in valuation allowance		839	705	121
Tax benefit resulting from OCI allocation		(569)	0	0
Income Tax Reconciliation, Other Adjustments		17	15	15
Income tax benefit	$ (22)	$ (569)	$ 0	$ (35)